Benefit Payments, which Reflect Expected Future Service under NTT CDBP, Based on Actuarial Computations (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2015	¥ 11,284
2016	12,628
2017	12,447
2018	12,883
2019	12,038
2020-2024	65,607
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2015	1,822
2016	1,936
2017	2,008
2018	2,126
2019	2,193
2020-2024	¥ 11,753